Accounting policies	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Accounting policies

4.    Accounting policies

The principal IFRS accounting policies applied in preparing these consolidated financial statements were in effect at the date of preparation are described below.

4.1 Goodwill

Goodwill arising on consolidation represents the excess of the cost of acquisition over the Company’s interest in the fair value of the identifiable assets and liabilities of a subsidiary at the date of acquisition.

Any excess of the cost of the investments in the consolidated companies over the corresponding underlying carrying amounts acquired, adjusted at the date of first-time consolidation, is allocated as follows:

1.

If it is attributable to specific assets and liabilities of the companies acquired, increasing the value of the assets (or reducing the value of the liabilities) whose market values were higher (lower) than the carrying amounts at which they had been recognized in their balance sheets and whose accounting treatment was similar to that of the same assets (liabilities) of the Company amortization, accrual, etc.

2.

If it is attributable to specific intangible assets, recognizing it explicitly in the consolidated statement of financial position provided that the fair value at the date of acquisition can be measured reliably.

3.	The remaining amount is recognized as goodwill, which is allocated to one or more specific cash-generating units.

Goodwill is only recognized when it has been acquired for consideration and represents, therefore, a payment made by the acquirer for future economic benefits from assets of the acquired company that are not capable of being individually identified and separately recognized.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal.

4.2 Other intangible assets

Other intangible assets are assets without physical substance which can be individually identified either because they are separable or because they arise as a result of a legal or contractual right or of a legal transaction or were developed by the consolidated companies. Only intangible assets whose value can be measured reliably and from which the Company expects to obtain future economic benefits are recognized in the consolidated statement of financial position.

Intangible assets are recognized initially at acquisition cost. The aforementioned cost is amortized systematically over each asset’s useful life. At each reporting date, these assets are measured at acquisition cost less accumulated amortization and any accumulated impairment losses, if any. The Company reviews amortization periods and amortization methods for finite-lived intangible assets at the end of each fiscal year.

The Company’s main intangible assets are as follows:

Development expenditures

Development expenditures are capitalized if they meet the requirements of identifiability, reliability in cost measurement and high probability that the assets created will generate economic benefits. Developmental expenditures are amortized on a straight-line basis over the useful lives of the assets, which are between four and ten years.

Expenditures on research activities are recognized as expenses in the years in which they are incurred.

Power supply agreements

Power supply agreements are amortized on a straight-line basis over the term in which the agreement is effective.

Rights of use

Rights of use granted are amortized on a straight-line basis over the term in which the right of use was granted from the date it is considered that use commenced. Rights of use are generally amortized over a period ranging from 10 to 20 years.

Computer software

Computer software includes the costs incurred in acquiring or developing computer software, including the related installation. Computer software is amortized on a straight-line basis over two to five years.

Computer system maintenance costs are recognized as expenses in the years in which they are incurred.

Other intangible assets

Other intangible assets include:

•	Supply agreements which are amortized in accordance with their estimated useful lives (see Note 8).
•	CO2 emissions allowances (“rights held emit greenhouse gasses”) which are not amortized, but rather are expensed when used (see Note 4.21).

4.3 Property, plant and equipment

Cost

Property, plant and equipment for our own use are initially recognized at acquisition or production cost and are subsequently measured at acquisition or production cost less accumulated depreciation and any accumulated impairment losses.

When the construction and start-up of non-current assets require a substantial period of time, the borrowing costs incurred over that period are capitalized. In 2020, 2019 and 2018 no material borrowing cost were capitalized.

The costs of expansion, modernization or improvements leading to increased productivity, capacity or efficiency or to a lengthening of the useful lives of the assets are capitalized. Repair, upkeep and maintenance expenses are recognized in the consolidated income statement for the year in which they are incurred.

Mineral reserves are recorded at fair value at the date of acquisition. Depletion of mineral reserves is computed using the units-of-production method utilizing only proven and probable reserves (as adjusted for recoverability factors) in the depletion base.

Property, plant and equipment in the course of construction are transferred to property, plant and equipment in use at the end of the related development period.

Depreciation

The Company depreciates property, plant and equipment using the straight-line method at annual rates based on the following years of estimated useful life:

Years of
Estimated
Useful
Life
Properties for own use	25-50
Plant and machinery	8-20
Tools	12.5-15
Furniture and fixtures	10-15
Computer hardware	4-8
Transport equipment	10-15

Land included within property, plant and equipment is considered to be an asset with an indefinite useful life and, as such, is not depreciated, but rather it is tested for impairment annually. The Company reviews residual value, useful lives, and the depreciation method for property, plant and equipment annually.

Environment

The costs arising from the activities aimed at protecting and improving the environment are accounted for as an expense for the year in which they are incurred. When they represent additions to property, plant and equipment aimed at minimizing the environmental impact and protecting and enhancing the environment, they are capitalized to non-current assets.

4.4 Impairment of property, plant and equipment, intangible assets and goodwill

In order to ascertain whether its assets have become impaired, the Company compares their carrying amount with their recoverable amount; goodwill - the CGU been tested for impairment annually, and whenever there is an indication of impairment and property, pant and equipment and other - whenever there is an indication of impairment. Where the asset itself does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of:

•	Fair value less costs of disposal: the price that would be agreed upon by two independent parties, less estimated costs to sell, and
•

Value in use: the present value of the future cash flows that are expected to be derived from continuing use of the asset and from its ultimate disposal at the end of its useful life, discounted at a rate which reflects the time value of money and the risks specific to the business to which the asset belongs.

If the recoverable amount of an asset (or cash-generating unit) is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount, and an impairment loss is recognized as an expense under “Impairment losses” in the consolidated income statement.

Where an impairment loss subsequently reverses (not permitted in the case of goodwill), the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized as “Other income” in the consolidated income statement.

The basis for depreciation is the carrying amount of the assets, deemed to be the acquisition cost less any accumulated impairment losses.

4.5 Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

The Company has elected to apply the limited exemption in IFRS 9 relating to classification, measurement and impairment requirements for financial instruments, and accordingly comparative periods have not been restated and remain in line with the previous standard IAS 39 “Financial Instruments: Recognition and Measurement.”

Financial assets

From January 1, 2018, the Company classifies its financial assets into the following categories: those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss) and those to be measured at amortized cost. The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

Financial assets measured at amortized cost

Financial assets are classified as measured at amortized cost when they are held in a business model whose objective is to collect contractual cash flows and the contractual terms of the financial asset give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Such assets are carried at amortized cost using the effective interest method if the time value of money is significant. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired and when interest is recognized using the effective interest method. This category of financial assets includes trade receivables, receivables from related parties and cash and cash equivalents.

Financial assets measured at fair value through other comprehensive income

Debt instruments are classified as measured at fair value through other comprehensive income when they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets, and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. All movements in the fair value of these financial assets are taken through other comprehensive income, except for the recognition of impairment gains or losses, interest income calculated using the effective interest method and foreign exchange gains and losses. When the financial asset is derecognized, the cumulative fair value gain or loss previously recognized in other comprehensive income is reclassified to the income statement.

Equity instruments are classified as measured at fair value through other comprehensive income if, on initial recognition, the Company makes an irrevocable election to designate the instrument as at fair value through other comprehensive income. The election is made on an instrument-by-instrument basis and is not permitted if the equity investment is held for trading. Fair value gains or losses on revaluation of such equity investments are recognized in other comprehensive income and accumulated in the valuation adjustments reserve. When the equity investment is derecognized, there is no reclassification of fair value gains or losses previously recognized in other comprehensive income to the income statement. Dividends are recognized in the income statement when the right to receive payment is established.

Financial assets measured at fair value through profit or loss

Financial assets are classified as measured at fair value through profit or loss when the asset does not meet the criteria to be measured at amortized cost or at fair value through other comprehensive income. Such assets are carried on the balance sheet at fair value with gains or losses recognized in the income statement. This category includes loans associated with the Company’s accounts receivable securitization program and certain equity investments in listed companies.

Derecognition of financial assets

The Company derecognizes a financial asset when:

-	the rights to receive cash flows from the asset have expired; or
-

the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

If the Company retains substantially all of the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Impairment of financial assets

The expected credit loss model is applied for recognition and measurement of impairments in financial assets measured at amortized cost and debt instruments held at fair value through other comprehensive income. The loss allowance for the financial asset is measured at an amount equal to the 12-month expected credit losses. If the credit risk on the financial asset has increased significantly since initial recognition, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses. Changes in loss allowances are recognized in profit and loss. For trade receivables, a simplified impairment approach is applied recognizing expected lifetime losses from initial recognition. For this purpose, the Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over two years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Company’s recovery procedures, considering legal advice where appropriate. Any recoveries made are recognized in profit or loss.

Financial liabilities

The subsequent measurement of financial liabilities depends on their classification, as described below:

Financial liabilities measured at fair value through profit or loss

Financial liabilities that meet the definition of held for trading are classified as measured at fair value through profit or loss. Such liabilities are carried on the balance sheet at fair value with gains or losses recognized in the income statement. This category includes contingent consideration and derivatives, other than those designated as hedging instruments in an effective hedge.

Derivatives designated as hedging instruments in an effective hedge

These derivatives are carried on the balance sheet at fair value. The treatment of gains and losses arising from revaluation is described below in the accounting policy for derivative financial instruments and hedging activities.

Financial liabilities measured at amortized cost

This is the category most relevant to the Company and comprises all other financial liabilities, including bank borrowings, debt instruments, financial loans from government agencies, payables to related parties and trade and other payables.

After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by considering any issue costs and any discount or premium on settlement.

Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss. When the Company exchanges with the existing lender one debt instrument into another one with substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between the carrying amount of the liability before the modification and the present value of the cash flows after modification are recognized in profit or loss as a modification gain or loss.

4.6 Derivative financial instruments and hedging activities

In order to mitigate the economic effects of exchange rate and interest rate fluctuations to which it is exposed as a result of its business activities, the Company uses derivative financial instruments, such as cross currency swaps and interest rate swaps.

The Company’s derivative financial instruments are set out in Note 19 to these consolidated financial statements and the Company’s financial risk management policies are set out in Note 27.

Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition of profit or loss depends on the nature of the hedge relationship. The gain or loss recognized in respect of derivatives that are not designated and effective as a hedging instrument is recognized in the consolidated income statement in the line item financial derivative gain (loss).

A derivative with a positive fair value is recognized as a financial asset within the line item other financial assets whereas a derivative with a negative fair value is recognized as a financial liability within the line item other financial liabilities. A derivative is presented as a non-current asset or non-current liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months.

Hedge accounting

The Company designates certain derivatives as cash flow hedges. For further details, see Note 19 of the consolidated financial statements.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking the hedge transaction. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to any ineffective portion is recognized immediately in profit or loss and is included in the financial derivative gain (loss) line item.

Amounts previously recognized in other comprehensive income and accumulated in equity in the valuation adjustments reserve are reclassified to profit or loss in the periods when the hedged item is recognized in profit or loss, in the same line of the income statement as the recognized hedged item.

Hedge accounting is discontinued when the Company revokes the hedging relationship, the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income at that time is accumulated in equity and is recognized when the forecast transaction is ultimately recognized in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.

4.7 Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: in the principal market for the asset or liability; or in the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For those assets and liabilities measured at fair value at the balance sheet date, further information on fair value measurement is provided in Note 28.

4.8 Inventories

Inventories comprise assets (goods) which:

•	Are held for sale in the ordinary course of business (finished goods); or
•	Are in the process of production for such sale (work in progress); or
•	Will be consumed in the production process or in the rendering of services (raw materials and spare parts).

Inventories are stated at the lower of acquisition or production cost and net realizable value. The cost of each inventory item is generally calculated as follows:

•	Raw materials, spare parts and other consumables and replacement parts: the lower of weighted average acquisition cost and net realizable value.
•

Work in progress, finished goods and semi-finished goods: the lower of production cost (which includes the cost of materials, labor costs, direct and indirect manufacturing expenses) or net realizable value in the market.

Obsolete, defective or slow-moving inventories have been reduced to net realizable value.

Net realizable value is the estimated selling price less all the estimated costs of selling and distribution.

The amount of any write-down of inventories (as a result of damage, obsolescence or decrease in the selling price) to their net realizable value and all losses of inventories are recognized as expenses in the year in which the write-down or loss occurs. Any subsequent reversals are recognized as income in the year in which they arise.

The consumption of inventories is recognized as an expense in “Cost of sales” in the consolidated income statement in the period in which the revenue from their sale is recognized.

4.9 Biological assets

The Company recognizes biological assets when:

•	It controls the asset as a result of past events;
•	It is probable that future economic benefits associated with the asset will flow to the entity; and
•	The fair value or cost of the asset can be measured reliably.

Biological assets are measured at fair value less estimated costs to sell.

The gains or losses arising on the initial recognition of a biological asset at fair value less costs to sell are included in the consolidated income statement for the period in which they arise.

4.10 Cash and cash equivalents

The Company classifies under “Cash and cash equivalents” any liquid financial assets, such as for example cash on hand and at banks, deposits and liquid investments, that can be converted into cash within three months and are subject to an insignificant risk of changes in value.

4.11 Restricted cash and cash equivalents

The Company classifies under “restricted cash and cash equivalents” any liquid financial assets,  which meet the definition of cash and cash equivalents but the use is resticted by financial agreements.

4.12 Provisions and contingencies

When preparing the consolidated financial statements, the Parent’s directors made a distinction between:

•

Provisions: present obligations, either legal, contractual, constructive or assumed by the Company, arising from past events, the settlement of which is expected to give rise to an outflow of economic benefits the amount or timing of which are uncertain; and

•

Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Company, or present obligations arising from past events the amount of which cannot be estimated reliably or whose settlement is not likely to give rise to an outflow of economic benefits.

•

Contingent assets: possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity.

The consolidated financial statements include all the material provisions with respect to which it is considered that it is probable that the obligation will have to be settled. Contingent liabilities are not recognized in the consolidated financial statements, but rather are disclosed, as required by IAS 37 (see Note 24).

Provisions are classified as current or non-current based on the estimated period of time in which the obligations covered by them will have to be met. They are recognized when the liability or obligation giving rise to the indemnity or payment arises, to the extent that its amount can be estimated reliably.

“Provisions” includes the provisions for pension and similar obligations assumed; provisions for contingencies and charges, such as for example those of an environmental nature and those arising from litigation in progress or from outstanding indemnity payments or obligations, and collateral and other similar guarantees provided by the Company; and provisions for medium- and long- term employee incentives.

Contingent assets are not recognized, but are disclosed where an inflow of economic benefits is probable. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements in the period in which the change occurs.

Defined contribution plans

Certain employees have defined contribution plans which conform to the Spanish Pension Plans and Funds Law. The main features of these plans are as follows:

•	They are mixed plans covering the benefits for retirement, disability and death of the participants.
•	The sponsor undertakes to make monthly contributions of certain percentages of current employees’ salaries to external pension funds.

The annual cost of these plans is recognized under Staff costs in the consolidated income statement.

Defined benefit plans

IAS 19, Employee Benefits requires defined benefit plans to be accounted for:

•	Using actuarial techniques to make a reliable estimate of the amount of benefits that employees have earned in return for their service in the current and prior periods.
•	Discounting those benefits in order to determine the present value of the obligation.
•	Determining the fair value of any plan assets.
•	Determining the total amount of actuarial gains and losses and the amount of those actuarial gains and losses that must be recognized.

The amount recognized as a benefit liability arising from a defined benefit plan is the total net sum of:

•	The present value of the obligations.
•	Minus the fair value of plan assets (if any) out of which the obligations are to be settled directly.

The Company recognizes provisions for these benefits as the related rights vest and on the basis of actuarial studies. These amounts are recognized under “Provisions” in the consolidated statement of financial position, on the basis of their expected due payment dates. All plan assets are separately held from the rest of the Company’s assets.

Environmental provisions

Provisions for environmental obligations are estimated by analyzing each case separately and observing the relevant legal provisions. The best possible estimate is made on the basis of the information available and a provision is recognized provided that the aforementioned information suggests that it is probable that the loss or expense will arise and it can be estimated in a sufficiently reliable manner.

The balance of provisions and disclosures disclosed in Notes 15 and 24 reflects management’s best estimation of the potential exposure as of the date of preparation of these financial statements.

4.13 Leases

As a lease, the Company assesses if a contract is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the commencement date.

The lease liability is initially measured at the present value of the minimum future lease payments, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate. Lease payments include fixed payments, variable payments, as well as any extension or purchase options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at amortized cost using the effective interest method and remeasured with a corresponding adjustment to the related right-of-use asset when there is a change in future lease payments.

The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently depreciated, on a straight-line basis, over the lease term or, if the lease transfers the ownership of the underlying asset to the Company at the end of the lease term or, if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, over the estimated useful life of the underlying asset. Right-of-use assets are also subject to testing for impairment if there is an indicator for impairment.

Variable lease payments not included in the measurement of the lease liabilities are expensed to the consolidated statement of operations in the period in which the events or conditions which trigger those payments occur.

In the statement of financial position, right-of-use assets and lease liabilities are classified, respectively, as part of property, plant and equipment and current and non-current lease liabilities.

4.14 Current assets and liabilities

In general, assets and liabilities are classified as current or non-current based on the Company’s operating cycle. However, in view of the diverse nature of the activities carried on by the Company, in which the duration of the operating cycle differs from one activity to the next, in general assets and liabilities expected to be settled or fall due within twelve months from the end of the reporting period are classified as current items and those which fall due or will be settled within more than twelve months are classified as non-current items.

4.15 Income taxes

Income tax expense represents the sum of current tax and deferred tax. Income tax is recognized in the income statement except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case the related tax is recognized in other comprehensive income or directly in equity.

The current income tax expense is based on domestic and international statutory income tax rates in the tax jurisdictions where the Company operates related to taxable profit for the period. The taxable profit differs from net profit as reported in the income statement because it is determined in accordance with the rules established by the applicable taxation authorities which includes temporary differences, permanent differences, and available credits and incentives.

The Company’s deferred tax assets and liabilities are provided on temporary differences at the balance sheet date between financial reporting and the tax basis of assets and liabilities, then applying enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized for deductible temporary differences, carry-forward of unused tax credits and losses, to the extent that it is probable, that taxable profit will be available against which the deductible temporary difference and carryforwards of unused tax credits and losses can be utilized. The deferred tax assets and liabilities that have been recognized are reassessed at the end of each closing period in order to ascertain whether they still exist, and adjustments are made on the basis of the findings of the analyses performed.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

Income tax expense is recognized in the consolidated income statement, except to the extent that it arises from a transaction which is recognized directly to “consolidated equity”, in which case the tax is recognized directly to “consolidated equity.”

Deferred tax assets and liabilities are offset only when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority or either the same taxable entity or different taxable entities where there is an intention to settle the current tax assets and liabilities on a net basis or to realize the assets and settle the liabilities simultaneously.

4.16 Foreign currency transactions

Foreign currency transactions are initially recognized in the functional currency of the subsidiary by applying the exchange rates prevailing at the date of the transaction.

Subsequently, at each reporting date, monetary assets and liabilities denominated in foreign currencies are translated to do dollars at the rates prevailing on that date.

Any exchange differences arising on settlement or translation at the closing rates of monetary items are recognized in the consolidated income statement for the year.

Note 4.6 details the Company’s accounting policies for derivative financial instruments. Also, Note 27 to these consolidated financial statements details the financial risk policies of Ferroglobe.

4.17 Revenue recognition

The Company recognizes sales revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognized reflects the consideration to which the Company is or expects to be entitled in exchange for those goods or services.

In the Company’s electrometallurgy business, revenue is principally generated from the sale of goods, including silicon metal and silicon- and manganese-based specialty alloys. The Company mainly satisfies its performance obligations at a point in time; the amounts of revenue recognized relating to performance obligations satisfied over time are not significant. The point in time at which control is transferred to the buyer is determined based on the agreed delivery terms, which follow Incoterms 2020 issued by International Chamber of Commerce.

In most instances, control passes and sales revenue is recognized when the product is delivered to the vessel or vehicle on which it will be transported, the destination port or the customer’s premises. There may be circumstances when judgment is required based on the five indicators of control below.

•	The customer has the significant risks and rewards of ownership and has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the goods or service.
•	The customer has a present obligation to pay in accordance with the terms of the sales contract.
•

The customer has accepted the asset. Sales revenue may be subject to adjustment if the product specification does not conform to the terms specified in the sales contract, but this does not impact the passing of control. Specification adjustments have been immaterial historically.

•	The customer has legal title to the asset. The Company may retain legal title until payment is received but this is for credit risk purposes only.
•

The customer has physical possession of the asset. This indicator may be less important as the customer may obtain control of an asset prior to obtaining physical possession, which may be the case for goods in transit.

Where the Company sells on ‘C’ terms (e.g., CIF, CIP, CFR and CPT), the Company is responsible (acts as principal) for providing shipping services and, in some instances, insurance after the date at which control of goods passes to the customer at the loading point. The Company therefore has separate performance obligations for freight and insurance services that are provided solely to facilitate sale of the commodities it produces. Revenue attributable to freight and insurance services is not usually material.

Where the Company sells on ‘D’ terms (e.g., DDP, DAP and DAT), the Company arranges and pays for the carriage and retains the risk of the goods until delivery at an agreed destination, where ownership and control is transferred.

Where the Company sells on ‘F’ terms (e.g., FCA and FOB), the customer arranges and pays for the main transportation. Risk and control are transferred to the customer when the goods are handed to the carrier engaged by the customer.

The Company’s products are sold to customers under contracts which vary in tenure and pricing mechanisms. The majority of pricing terms are either fixed or index-based for monthly, quarterly or annual periods, with a smaller proportion of volumes being sold on the spot market.

Within each sales contract, each unit of product shipped is a separate performance obligation. Revenue is generally recognized at the contracted price as this reflects the stand-alone selling price. Sales revenue excludes any applicable sales taxes.

Physical exchanges with counterparties in the same line of business in order to facilitate sales to customers are reported net, as are sales and purchases made with a common counterparty, as part of an arrangement similar to a physical exchange.

Revenue from the energy business is based on the power generated and put on the market at regulated prices and is recognized when the energy produced is transferred to the power network.

Interest income is recognized as the interest accrues using the effective interest rate, the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument to the net carrying amount of the financial asset.

Dividend income from investments is recognized when the shareholders’ right to receive the payment is established.

4.18 Expense recognition

Expenses are recognized on an accrual basis, i.e. when the actual flow of the related goods and services occurs, regardless of when the resulting monetary or financial flow arises.

An expense is recognized in the consolidated income statement when there is a decrease in the future economic benefits related to a reduction of an asset, or an increase in a liability, which can be measured reliably. This means that an expense is recognized simultaneously with the recognition of the increase in a liability or the reduction of an asset. Additionally, an expense is recognized immediately in the consolidated income statement when a disbursement does not give rise to future economic benefits or when the requirements for recognition as an asset are not met. Also, an expense is recognized when a liability is incurred and no asset is recognized, as in the case of a liability relating to a guarantee.

4.19 Grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

4.20 Termination benefits

Under current labour legislation, the Company is required to pay termination benefits to employees whose employment relationship is terminated under certain conditions. The cost of providing employee benefits are recognised in the period in which the benefit is earned by the employee, rather than when it is paid or payable.

4.21 CO2 emission allowances

The Company recognizes emission rights (allowances) received, whether allocated by government or purchased, as intangible assets. The intangible asset recognized is initially measured at fair value, being the consideration paid (if purchased on the open market) or the current market value (if granted for less that fair value).

When allowances are granted for less than fair value, the difference between the fair value and the nominal amount paid is recognized as a government grant. The grant is initially recognized as deferred income in the statement of financial position and subsequently recognized as income on a systematic basis on the proportion of the CO2 emitted over total CO2 expected to be emitted for the compliance period. In the case that a better estimate of the expected CO2 emissions for the compliance period is available, the deferred income to be recognized in the statement of financial position should be adjusted prospectively.

As the Company emits CO2, it recognizes a provision for its obligation to deliver the CO2 allowances at the end of the compliance period. The provision is remeasured and registered as an expense at the end of each reporting period at market value.

Intangible assets recognized for emissions allowances are not amortized and and remain valued at historical cost until either sold or surrendered in satisfaction of the Company’s obligation to deliver the allowances to the relevant authority.

Sale of emissions rights

In those cases that it is decided to sell some or even all of its rights in the expectation of later buying rights equal to its actual emissions, the accounting will be as follows.

The emission rights sold should be derecognized from the balance sheet against the cash received. In those cases, where the price per emission right is different to the fair value per emission right at the time they were granted, a gain or a loss on the disposal of assets shall be recognized. For the deferred income originally booked for the free emission rights granted at the beginning of the compliance period that are still remain in the balance sheet at the time of sale, it should continue to be amortized over the remaining compliance period. The emission rights granted for free has been awarded to compensate for the higher operating costs incurred as a result of being subject to a cap and trade scheme. Therefore, no gain should be recognized (except for the difference in pricing as described in the previous paragraph) at the time of sale unless the emission rights sold exceeds the emission rights expected to be needed for the rest of the reporting period.

The amortization of the sold emission rights shall follow the same pattern than the emission rights not sold. The deferred income for the CO2 emission rights granted shall be recognized in the Income Statement following the pattern the CO2 is emitted by the plants.

4.22 Share-based compensation

The Company recognizes share-based compensation expense based on the estimated grant date fair value of share-based awards using a Black-Scholes option pricing model. Prior to vesting, cumulative compensation cost equals the proportionate amount of the award earned to date. The Company has elected to treat each award as a single award and recognize compensation cost on a straight-line basis over the requisite service period of the entire award. If the terms of an award are modified in a manner that affects both the fair value and vesting of the award, the total amount of remaining unrecognized compensation cost (based on the grant-date fair value) and the incremental fair value of the modified award are recognized over the amended vesting period.

4.23 Assets and disposal groups classified as held for sale, liabilities associated with assets held for sale and discontinued operations

Assets and disposal groups classified as held for sale include the carrying amount of individual items, disposal groups or items forming part of a business unit earmarked for disposal (discontinued operations), whose sale in their present condition is highly likely to be completed within one year from the reporting date. Therefore, the carrying amount of these items, which may or may not be of a financial nature, will likely be recovered through the proceeds from their disposal.

Liabilities associated with non-current assets held for sale include the balances payable arising from the assets held for sale or disposal groups and from discontinued operations.

Assets and disposal groups classified as held for sale are measured at the lower of fair value less costs to sell and their carrying amount at the date of classification in this category. Non-current assets held for sale are not depreciated as long as they remain in this category.

4.24 Consolidated statement of cash flows

The following terms are used in the consolidated statement of cash flows, prepared using the indirect method, with the meanings specified as follows:

1.	Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value.
2.	Operating activities: activities constituting the object of the subsidiaries forming part of the consolidated Company and other activities that are not investing or financing activities.
3.	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
4.

Financing activities: activities that result in changes in the size and composition of the equity and borrowings of the Company that are not operating or investing activities. Interest payments and principal payments are presented separately.